WARRANT LIABILITY	12 Months Ended
Dec. 31, 2022
Warrant Liability

14. WARRANT LIABILITY

The Company’s warrant liability arises as a result of the issuance of warrants exercisable in US dollars. As the denomination is different from the Canadian dollar functional currency of the entity issuing the underlying shares, the Company recognizes a derivative liability for these warrants and re-measures the liability at the end of each reporting period using the Black-Scholes model. Changes in respect of the Company’s warrant liability are as follows:

	December 31, 2022	December 31, 2021
Balance at beginning of the period	$741	$2,295
Warrants issued	2,240	-
Fair value adjustment	(2,395)	(1,581)
Effect of movement in exchange rates	(111)	27
Balance at end of the period	$475	$741

Continuity of warrants during the periods is as follows:

	Underlying Shares	Weighted Average Exercise Price
Warrants outstanding and exercisable, January 1, 2021	2,980,774	$0.80
Exercised	(1,030,362)	$0.80
Warrants outstanding and exercisable, December 31, 2021	1,950,412	$0.80
Issued	7,000,000	$1.09
Warrants outstanding and exercisable, December 31, 2022	8,950,412	$1.03

		All Warrants Outstanding and Exercisable
Expiry Date	Exercise Price per Share	December 31, 2022	December 31, 2021
September 21, 2023	$1.09	7,000,000	-
September 25, 2023	$0.80	1,950,412	1,950,412
		8,950,412	1,950,412

As at December 31, 2022, the weighted average remaining contractual life of warrants outstanding was 0.73 years (December 31, 2021 – 1.73 years).

Valuation of the warrant liability requires the use of estimates and assumptions including the expected stock price volatility. The expected volatility used in valuing warrants is based on volatility observed in historical periods. Changes in the underlying assumptions can materially affect the fair value estimates. The fair value of the warrant liability was calculated using the Black-Scholes model with the following weighted average assumptions and resulting fair values:

	December 31, 2022	December 31, 2021
Weighted average assumptions:
Risk-free interest rate	4.07%	0.91%
Expected dividend yield	0%	0%
Expected warrant life (years)	0.73	1.73
Expected stock price volatility	56.80%	83.13%
Weighted average fair value	$0.05	$0.38

During the year ended December 31, 2022, the Company recorded $Nil realized loss on the exercise of warrants (December 31, 2021 - $1,106, as result of the exercise of 1,030,362 warrants for the issuance of 1,030,362 common shares).